Schedule of Investments (unaudited)
January 31, 2026
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 Franklin Global Equity Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.3%
Communication Services — 10.7%
Diversified Telecommunication Services — 1.1%
AT&T Inc.	97,000	$2,542,370
Comcast Corp., Class A Shares	52,130	1,550,868
Deutsche Telekom AG, Registered Shares	71,211	2,389,719 (a)
Total Diversified Telecommunication Services		6,482,957
Entertainment — 0.8%
Electronic Arts Inc.	10,400	2,120,768
Netflix Inc.	30,836	2,574,498 *
Total Entertainment		4,695,266
Interactive Media & Services — 7.8%
Alphabet Inc., Class A Shares	44,278	14,965,964
Alphabet Inc., Class C Shares	44,959	15,219,970
Match Group Inc.	24,265	755,855
Meta Platforms Inc., Class A Shares	17,812	12,762,298
Total Interactive Media & Services		43,704,087
Media — 0.5%
Fox Corp., Class A Shares	36,285	2,640,822
Versant Media Group Inc.	2,085	67,929 *
Total Media		2,708,751
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC	1,883,525	2,773,917 (a)

Total Communication Services		60,364,978
Consumer Discretionary — 10.8%
Automobiles — 3.3%
General Motors Co.	71,089	5,971,476
Mercedes-Benz Group AG	67,718	4,628,136 (a)
Subaru Corp.	183,500	3,939,410 (a)
Tesla Inc.	10,205	4,392,334 *
Total Automobiles		18,931,356
Broadline Retail — 2.5%
Amazon.com Inc.	58,623	14,028,484 *
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings Inc.	920	4,601,693
Expedia Group Inc.	16,350	4,330,134
Total Hotels, Restaurants & Leisure		8,931,827
Household Durables — 0.7%
Sony Group Corp.	175,000	3,858,384 (a)
Specialty Retail — 1.6%
Best Buy Co. Inc.	15,351	999,350
Home Depot Inc.	7,600	2,846,884
Kingfisher PLC	370,657	1,708,132 (a)
TJX Cos. Inc.	22,305	3,341,512
Total Specialty Retail		8,895,878
Textiles, Apparel & Luxury Goods — 1.1%
Asics Corp.	79,300	1,908,964 (a)
Crocs Inc.	13,131	1,101,953 *
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Pandora A/S	12,200	$987,512 (a)
Tapestry Inc.	18,471	2,344,155
Total Textiles, Apparel & Luxury Goods		6,342,584

Total Consumer Discretionary		60,988,513
Consumer Staples — 5.8%
Consumer Staples Distribution & Retail — 3.2%
Empire Co. Ltd., Class A Shares	57,137	1,866,451
Koninklijke Ahold Delhaize NV	98,737	3,860,633 (a)
Kroger Co.	55,202	3,469,446
Loblaw Cos. Ltd.	35,832	1,612,328
Tesco PLC	262,655	1,528,337 (a)
Walmart Inc.	48,600	5,790,204
Total Consumer Staples Distribution & Retail		18,127,399
Food Products — 0.9%
WH Group Ltd.	4,026,000	4,751,066 (a)(b)
Household Products — 0.7%
Procter & Gamble Co.	24,372	3,698,938
Personal Care Products — 0.5%
Unilever PLC	44,754	3,044,589 (a)
Tobacco — 0.5%
Altria Group Inc.	48,711	3,019,595

Total Consumer Staples		32,641,587
Energy — 3.9%
Oil, Gas & Consumable Fuels — 3.9%
APA Corp.	157,939	4,171,169
ENEOS Holdings Inc.	326,500	2,759,551 (a)
Equinor ASA	112,402	3,021,200 (a)
Imperial Oil Ltd.	28,000	2,828,892
Marathon Petroleum Corp.	14,900	2,625,231
Suncor Energy Inc.	100,829	5,329,316
Valero Energy Corp.	7,649	1,387,758

Total Energy		22,123,117
Financials — 14.8%
Banks — 7.5%
AIB Group PLC	450,498	5,035,731 (a)
Barclays PLC	482,915	3,223,007 (a)
BNP Paribas SA	44,944	4,859,910 (a)
Citigroup Inc.	20,020	2,316,514
HSBC Holdings PLC	153,800	2,713,174 (a)
ING Groep NV	97,572	2,877,489 (a)
JPMorgan Chase & Co.	13,916	4,256,765
NatWest Group PLC	298,037	2,716,543 (a)
Standard Chartered PLC	169,926	4,347,800 (a)
UniCredit SpA	62,257	5,425,452 (a)
Wells Fargo & Co.	50,841	4,600,602
Total Banks		42,372,987
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 3.7%
3i Group PLC	96,536	$4,434,779 (a)
Bank of New York Mellon Corp.	30,500	3,657,560
Deutsche Bank AG, Registered Shares	122,200	4,822,148 (a)
Onex Corp.	14,832	1,263,767
SEI Investments Co.	36,985	3,249,132
State Street Corp.	25,132	3,288,774
Total Capital Markets		20,716,160
Financial Services — 3.6%
Berkshire Hathaway Inc., Class B Shares	11,153	5,359,351 *
Mastercard Inc., Class A Shares	12,797	6,894,896
MGIC Investment Corp.	139,989	3,768,504
PayPal Holdings Inc.	30,963	1,631,440
Visa Inc., Class A Shares	8,425	2,711,418
Total Financial Services		20,365,609

Total Financials		83,454,756
Health Care — 11.3%
Biotechnology — 4.6%
AbbVie Inc.	29,275	6,528,618
Amgen Inc.	15,346	5,246,490
Exelixis Inc.	80,572	3,332,458 *
Gilead Sciences Inc.	37,594	5,336,468
Halozyme Therapeutics Inc.	12,107	868,193 *
Incyte Corp.	18,698	1,871,109 *
Neurocrine Biosciences Inc.	10,719	1,458,427 *
Regeneron Pharmaceuticals Inc.	1,402	1,039,513
Total Biotechnology		25,681,276
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	18,896	2,065,333
IDEXX Laboratories Inc.	3,500	2,346,610 *
Total Health Care Equipment & Supplies		4,411,943
Health Care Providers & Services — 0.9%
HCA Healthcare Inc.	9,934	4,850,474
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	49,973	2,751,014
Eli Lilly & Co.	2,758	2,860,460
GSK PLC	194,000	5,017,162 (a)
Johnson & Johnson	15,861	3,604,412
Novartis AG, Registered Shares	40,635	6,029,008 (a)
Novo Nordisk A/S, Class B Shares	18,443	1,095,131 (a)
Roche Holding AG, Vienna Stock Exchange	15,530	7,062,111 (a)
Total Pharmaceuticals		28,419,298

Total Health Care		63,362,991
Industrials — 9.5%
Aerospace & Defense — 4.3%
General Electric Co.	21,536	6,607,029
Howmet Aerospace Inc.	18,661	3,882,981
Lockheed Martin Corp.	4,301	2,727,780
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
RTX Corp.	28,913	$5,809,489
Safran SA	14,239	5,087,473 (a)
Total Aerospace & Defense		24,114,752
Ground Transportation — 1.4%
Seibu Holdings Inc.	150,800	3,995,624 (a)
Uber Technologies Inc.	52,975	4,240,649 *
Total Ground Transportation		8,236,273
Industrial Conglomerates — 0.4%
3M Co.	13,933	2,133,978
Machinery — 1.2%
Schindler Holding AG	6,885	2,656,526 (a)
Yangzijiang Shipbuilding Holdings Ltd.	1,507,400	3,958,905 (a)
Total Machinery		6,615,431
Marine Transportation — 0.8%
A.P. Moller - Maersk A/S, Class B Shares	1,856	4,589,381 (a)
Trading Companies & Distributors — 1.0%
AerCap Holdings NV	18,072	2,596,223
Fastenal Co.	35,464	1,537,719
W.W. Grainger Inc.	1,291	1,394,203
Total Trading Companies & Distributors		5,528,145
Transportation Infrastructure — 0.4%
Aena SME SA	70,343	2,184,683 (a)(b)

Total Industrials		53,402,643
Information Technology — 26.7%
Communications Equipment — 0.9%
Cisco Systems Inc.	62,859	4,923,117
Semiconductors & Semiconductor Equipment — 12.4%
Applied Materials Inc.	18,700	6,027,384
ASML Holding NV	4,540	6,509,933 (a)
Broadcom Inc.	17,781	5,890,845
KLA Corp.	3,900	5,568,966
Lam Research Corp.	29,448	6,874,930
NVIDIA Corp.	180,911	34,577,520
QUALCOMM Inc.	28,607	4,336,535
Total Semiconductors & Semiconductor Equipment		69,786,113
Software — 8.1%
Adobe Inc.	14,909	4,372,064 *
AppLovin Corp., Class A Shares	4,674	2,211,316 *
Cadence Design Systems Inc.	6,000	1,778,160 *
Check Point Software Technologies Ltd.	12,100	2,172,071 *
DocuSign Inc.	29,051	1,526,340 *
Dropbox Inc., Class A Shares	153,188	3,903,230 *
Fair Isaac Corp.	1,027	1,502,676 *
Intuit Inc.	4,477	2,233,665
Microsoft Corp.	46,199	19,878,968
Palantir Technologies Inc., Class A Shares	40,382	5,919,597 *
Total Software		45,498,087
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Technology Hardware, Storage & Peripherals — 5.3%
	Apple Inc.	91,335	$23,699,606
	Western Digital Corp.	25,668	6,422,904
Total Technology Hardware, Storage & Peripherals			30,122,510

Total Information Technology			150,329,827
Materials — 3.3%
Chemicals — 0.6%
	CF Industries Holdings Inc.	32,904	3,067,640
Construction Materials — 0.9%
	Holcim AG	49,493	5,101,188 (a)
Metals & Mining — 1.8%
	Fortescue Ltd.	143,765	2,081,842 (a)
	Kinross Gold Corp.	82,074	2,584,609
	Newmont Corp.	50,476	5,670,979
Total Metals & Mining			10,337,430

Total Materials			18,506,258
Real Estate — 0.5%
Real Estate Management & Development — 0.5%
	CK Asset Holdings Ltd.	469,000	2,747,467 (a)

Utilities — 1.0%
Electric Utilities — 0.4%
	Iberdrola SA	105,000	2,360,689 (a)
Gas Utilities — 0.6%
	Tokyo Gas Co. Ltd.	69,000	3,061,231 (a)

Total Utilities			5,421,920
Total Investments before Short-Term Investments (Cost — $357,572,784)			553,344,057
	Rate
Short-Term Investments — 1.7%
Invesco Treasury Portfolio, Institutional Class (Cost — $9,586,810)	3.575%	9,586,810	9,586,810 (c)
Total Investments — 100.0% (Cost — $367,159,594)			562,930,867
Other Assets in Excess of Liabilities — 0.0%††			219,232
Total Net Assets — 100.0%			$563,150,099

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin Global Equity Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$55,201,342	$5,163,636	—	$60,364,978
Consumer Discretionary	43,957,975	17,030,538	—	60,988,513
Consumer Staples	19,456,962	13,184,625	—	32,641,587
Energy	16,342,366	5,780,751	—	22,123,117
Financials	42,998,723	40,456,033	—	83,454,756
Health Care	44,159,579	19,203,412	—	63,362,991
Industrials	30,930,051	22,472,592	—	53,402,643
Information Technology	143,819,894	6,509,933	—	150,329,827
Materials	11,323,228	7,183,030	—	18,506,258
Other Common Stocks	—	8,169,387	—	8,169,387
Total Long-Term Investments	408,190,120	145,153,937	—	553,344,057
Short-Term Investments†	9,586,810	—	—	9,586,810
Total Investments	$417,776,930	$145,153,937	—	$562,930,867

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

Franklin Global Equity Fund 2026 Quarterly Report